RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

13) RELATED PARTY TRANSACTIONS

September 2024 and March 2025 Financings

Investors who participated in the September 2024 Transactions and in the 2025 SPA in March 2025 that are discussed in Note 12 included Charles Cherington. Mr. Cherington participated in the applicable financing under the same terms and subject to the same conditions as all the other investors. Mr. Cherington served on the Company’s board of directors from March 2021 to July 6, 2023 and currently owns approximately 37% of the Company’s outstanding common stock.

March 2025 Promissory Notes

On March 11, 2025, the Company received $1.5 million for the issuance of a promissory note in the principal amount of $1.5 million to Mr. Cherington, and on March 21, 2025 the Company received $0.8 million for the issuance of a second promissory note in the principal amount of $0.8 million to Mr. Cherington. The promissory notes had a maturity date of the earlier of (i) June 15, 2025 or (ii) upon us receiving $5 million in gross proceeds from a subsequent capital raise. Each of the promissory notes accrued interest at a rate of 5.0% per annum, payable at maturity. Upon issuance of the notes, Mr. Cherington owned approximately 32% of our outstanding common stock and currently owns approximately 37% of our outstanding common stock.

As a result of completing the private placement discussed in Note 12, the Company repaid the outstanding principal plus accrued interest on the notes in full in the aggregate amount of $2.3 million, and as of September 30, 2025, there were no outstanding balances on the notes.

11)	Related Party Transactions

Agreements with Factor Bioscience Inc. and Affiliates

As of December 31, 2024, the Company had entered into the agreements described below with Factor Bioscience Inc. and/or Dr. Matthew Angel. These agreements have been deemed related party transactions because the Company’s former chief executive officer, Dr. Angel, is the chairman and chief executive officer of Factor Bioscience Inc. and a director of its subsidiary, Factor Bioscience Limited (“Factor Limited” and together with Factor Bioscience Inc. and its other affiliates, “Factor Bioscience”). Dr. Angel resigned as the Company’s chief executive officer effective December 31, 2023.

In May 2024, the Company entered into the First Amendment to Work Order 1 (the “Amended Work Order”) under a Master Services Agreement (the “MSA”) that the Company entered into with Factor Bioscience in September 2022, including the first work order under the MSA (“Work Order 1”). The Amended Work Order allowed the Company to terminate Work Order 1 on or after the second anniversary of the date of the MSA, subject to providing Factor Bioscience with 75 days’ prior notice if such notice is provided no later than June 30, 2024, rather than 120 days’ notice originally required. On June 26, 2024, the Company provided Factor Bioscience with its notice to terminate Work Order 1, which became effective on September 9, 2024.

Under Work Order 1, Factor Bioscience was providing the Company with mRNA cell engineering research support services, including access to certain facilities, equipment, materials and training, and the Company paid Factor Bioscience an initial fee of $5.0 million, payable in 12 equal monthly installments of approximately $0.4 million. Of the $5.0 million, the Company allocated $3.5 million to the License Fee Obligation (as defined below). Following the initial 12-month period, the Company continued paying Factor Bioscience the monthly fee of $0.4 million until such time as Work Order 1 was terminated.

In September 2022, Novellus Inc. (“Novellus”) and the Company entered into a Second Amendment to the Limited Waiver and Assignment Agreement (the “Waiver and Assignment Agreement”) with Drs. Matthew Angel and Christopher Rohde (the “Founders”) whereby the Company agreed to be responsible for all future, reasonable and substantiated legal fees, costs, settlements and judgments incurred by the Founders, the Company or Novellus for certain claims and actions and any pending or future litigation brought against the Founders, Novellus and/or the Company by or on behalf of the Westman and Sowyrda legal matters described in Note 11 (the “Covered Claims”). The Founders will continue to be solely responsible for any payments made to satisfy a judgement or settlement of any pending or future wage act claims. Under the Waiver and Assignment Agreement, the Founders agreed that they are not entitled to, and waived any right to, indemnification or advancement of past, present or future legal fees, costs, judgments, settlements or other liabilities they may have been entitled to receive from the Company or Novellus in respect of the Covered Claims. The Company and the Founders will share in any recoveries up to the point at which the parties have been fully compensated for legal fees, costs and expenses incurred, with the Company retaining any excess recoveries. The Company has the sole authority to direct and control the prosecution, defense and settlement of the Covered Claims.

On February 20, 2023, the Company, entered into an exclusive license agreement (the “Feb 2023 Factor Exclusive License Agreement”) with Factor Limited, pursuant to which Factor Limited granted to the Company an exclusive, sublicensable, worldwide license under certain patents owned by Factor Limited for the purpose of, among other things, identifying and pursuing certain opportunities to develop products in respect of such patents and to otherwise grant to third parties sublicenses to such patents. The Feb 2023 Factor Exclusive License Agreement, which terminated and superseded the Amended Factor License Agreement, was subsequently terminated and superseded by the A&R Factor License Agreement (as defined below).

On November 14, 2023, the Company entered into an amended and restated exclusive license agreement (the “A&R Factor License Agreement”) with Factor Limited to replace in its entirety the exclusive license agreement between the parties dated February 20, 2023 and the amendment thereto. Under the A&R Factor License Agreement, Factor Limited granted to the Company an exclusive, sublicensable license under certain patents owned by Factor Limited (the “Factor Patents”). The A&R Factor License Agreement also provides for, among other things, the expansion of the Company’s license rights to include (i) the field of use of the Factor Patents to include veterinary uses (ii) know-how that is necessary or reasonably useful to practice to the licensed patents, (iii) the ability to sublicense through multiple tiers (as opposed to only permitting a direct sublicense) and (iv) the transfer of technology to the Company, subject to the use restrictions in the A&R Factor License Agreement. The A&R Factor License Agreement was subsequently terminated and superseded by the Factor L&C Agreement discussed below.

On September 24, 2024, the Company entered into the Factor L&C Agreement, effective as of September 9, 2024, with Factor Limited. The Factor L&C Agreement terminated the A&R Factor License Agreement as well as the Purchased License that Exacis entered into with Factor Bioscience on November 4, 2020, which the Company acquired pursuant to the Exacis Purchase Agreement with Exacis and certain stockholders of Exacis on April 26, 2023.

Under the Factor L&C Agreement, the Company has obtained exclusive licenses in the fields of cancer, autoimmune disorders, and rare diseases with respect to certain licensed technology and has the right to develop the licensed technology directly or enter into co-development agreements with partners who can help bring such technology to market. The Factor L&C Agreement also provides for certain services and materials to be provided by Factor Bioscience to facilitate the development of the licensed technology and to enable the Company to scale up production at third party facilities.

The initial term of the Factor L&C Agreement is one year after the effective date, and it automatically renews yearly thereafter. The Company may terminate the Factor L&C Agreement for any reason upon 90 days’ written notice to Factor Bioscience, and the parties otherwise have customary termination rights, including in connection with certain uncured material breaches and specified bankruptcy events.

Pursuant to the Factor L&C Agreement, the Company will pay Factor Bioscience approximately $0.2 million per month for the first twelve months, approximately $0.1 million per month for the first nine months toward patent costs, certain milestone payments, royalty payments on net sales of commercialized products and sublicensing fee payments.

Exacis Asset Acquisition

On April 26, 2023, the Company closed the Exacis Acquisition. See Note 4 for additional information.

The Exacis Acquisition was deemed a related party transaction because, at the time of the acquisition, (i) Dr. Gregory Fiore was both the chief executive officer of Exacis and a member of the Company’s board of directors, (ii) Dr. Angel was both the Company’s chief executive officer and chairman of Exacis’ scientific advisory board, and (iii) an affiliate of Factor Bioscience was the majority stockholder of Exacis.

Consulting Agreement with Former Director

In May 2023, the Company entered into a consulting agreement with Dr. Fiore, whereby Dr. Fiore agreed to provide business development consulting services to the Company for a monthly retainer of $20,000. The consulting agreement was terminable for any reason by either party upon 15 days’ written notice. The Company terminated the consulting agreement, effective July 31, 2023. Dr. Fiore served on the Company’s board of directors from June 2022 to October 4, 2023.

July 2023, December 2023 and September 2024 Financings

Investors in the July 2023 Convertible Note financing included Brant Binder, Richard Wagner, Charles Cherington and Nicholas Singer, and investors in the December 2023 Convertible Note financing and the September 2024 financing included Messrs. Cherington and Singer. Each of them participated in the applicable financing under the same terms and subject to the same conditions as all the other investors. See Note 6 for additional information regarding the financings. Mr. Binder served on the Company’s board of directors from July 6, 2023 to August 8, 2023, Mr. Wagner served on the Company’s board of directors from July 6, 2023 to August 8, 2023, Mr. Cherington served on the Company’s board of directors from March 2021 to July 6, 2023, and Mr. Singer served on the Company’s board of directors from June 2022 to July 6, 2023.